Contract balances (Details) - Schedule of deferred revenue and financial liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred revenue and financial liabilities [Abstract]
At the beginning of the year	¥ 958,910	¥ 907,415
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(13,527)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(644,097)	(709,412)
Increase due to cash received, excluding amount recognized as revenue or refunded	465,993	754,592
Disposal of subsidiaries		(5,256)
Business combination (note 4)		25,098
At the end of the year	¥ 773,422	¥ 958,910